Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Disclosure [Line Items]
Cash paid for income taxes	$ 923	$ 767	$ 513
Ownership shift due to the secondary offering	50.00%
State Tax Credit Carry Forwards [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	850,000
Federal Tax Credit Carry Forwards [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	$ 660,000
Minimum [Member]
Income Taxes Disclosure [Line Items]
Year federal net operating loss carry forwards begin to expire	2029